Item 1. Schedule of Investments


 T. Rowe Price Corporate Income Fund
 (Unaudited)                                                August 31, 2004
 PORTFOLIO OF INVESTMENTS (1)                         $ Par/Shares    Value
 (Amounts in 000s)

 CORPORATE BONDS AND NOTES  74.9%
 Aerospace & Defense  1.1%
 Boeing, 8.75%, 8/15/21                                360           474

 Bombardier, 144A, 6.30%, 5/1/14                       525           452

 Northrop Grumman, 7.125%, 2/15/11                     800           917

                                                                     1,843

 Airlines  0.4%
 Qantas Airways, 144A, 5.125%, 6/20/13                 300           295

 Southwest Airlines, 6.50%, 3/1/12                     350           379

                                                                     674

 Automobiles and Related  9.0%
 DaimlerChrysler
 7.30%, 1/15/12                                        645           731

 8.50%, 1/18/31                                        1,000         1,218


 Ford Motor, 7.45%, 7/16/31                            800           786


 Ford Motor Credit
 7.00%, 10/1/13                                        1,700         1,782


 7.375%, 2/1/11                                        3,245         3,509


 General Motors Acceptance Corp.
 6.125%, 8/28/07                                       2,250         2,380


 6.875%, 9/15/11                                       1,250         1,304


 GM, 8.375%, 7/15/33                                   1,450         1,540


 Hertz, VR, 2.90%, 8/5/08                              600           600


 Lear, Series B, 8.11%, 5/15/09                        475           551


                                                                     14,401

 Banking  3.1%
 Banknorth Capital Trust, Series B, 10.52%, 5/1/27     350           427


 Capital One Bank
 4.875%, 5/15/08                                       300           310


 6.50%, 6/13/13                                        625           670


 First Tennesse Capital II, Series B, 6.30%, 4/15/34   515           513


 Frost National Bank of San Antonio, 6.875%, 8/1/11    375           411


 Hudson United Bancorp, 8.20%, 9/15/06                 285           308

 Huntington National Bank, 4.65%, 6/30/09              315           324


 Independence Community Bank, VR, 3.75%, 4/1/14        235           229


 MBNA America Bank
 4.625%, 8/3/09                                        500           510

 144A, 6.75%, 3/15/08                                  495           543


 Popular North America, 4.25%, 4/1/08                  225           231

 Suncorp-Metway, 144A, 4.625%, 6/15/13                 475           468

                                                                     4,944

 Beverages  0.8%
 Miller Brewing, 144A, 5.50%, 8/15/13                  670           697

 Panamerican Beverages, Series A, 7.25%, 7/1/09        500           553

                                                                     1,250

 Broadcasting  1.5%
 AOL Time Warner, 7.625%, 4/15/31                      960           1,096

 Chancellor Media, 8.00%, 11/1/08                      415           473

 Time Warner, 6.875%, 6/15/18                          750           817

                                                                     2,386

 Building and Real Estate  0.8%
 Lennar, 144A, 5.50%, 9/1/14                           1,000         1,015

 Pulte Homes, 4.875%, 7/15/09                          350           356

                                                                     1,371

 Building Products  0.5%
 CRH America, 6.40%, 10/15/33                          500           530

 Masco, 5.875%, 7/15/12                                225           241

                                                                     771

 Cable Operators  2.8%
 Clear Channel Communications, 7.65%, 9/15/10          630           720

 Comcast
 5.85%, 1/15/10                                        300           319

 7.05%, 3/15/33                                        400           436

 Comcast Cable Communications
 6.75%, 1/30/11                                        725           802

 7.125%, 6/15/13                                       425           478

 Cox Communications, 7.75%, 11/1/10                    450           499

 Lenfest Communications, 10.50%, 6/15/06               250           281

 Rogers Cable, 5.50%, 3/15/14                          360           332

 Shaw Communications, 144A, 7.40%, 10/17/07 (CAD)      700           562

                                                                     4,429

 Conglomerates  1.4%
 Loews, 5.25%, 3/15/16                                 465           449

 Tyco International Group
 5.80%, 8/1/06                                         300           316

 6.375%, 10/15/11                                      1,400         1,533

                                                                     2,298

 Container  0.3%
 Sealed Air, 144A, 5.375%, 4/15/08                     500           521

                                                                     521

 Department Stores  0.8%
 Federated Department Stores
 6.625%, 4/1/11                                        250           279

 6.79%, 7/15/27                                        700           752

 7.45%, 7/15/17                                        250           294

                                                                     1,325

 Diversified Chemicals  0.5%
 Dow Chemical, 6.125%, 2/1/11                          725           790

                                                                     790

 Drugs  0.6%
 Wyeth, 6.50%, 2/1/34                                  1,000         999

                                                                     999

 Electric Utilities  12.1%
 Alabama Power, Series B, 1.93%, 8/25/09               1,000         1,000

 Arizona Public Service, 4.65%, 5/15/15                760           721

 Black Hills, 6.50%, 5/15/13                           1,025         1,057

 Cleco
 7.00%, 5/1/08                                         375           400

 8.75%, 6/1/05                                         625           644

 Cleveland Electric Illuminating, 5.65%, 12/15/13      200           204

 Constellation Energy Group, 4.55%, 6/15/15            250           232

 Dominion Resources, Series B, VR, 2.01%, 5/15/06      150           150

 Entergy Mississippi, 4.35%, 4/1/08                    225           229

 Exelon Generation, 5.35%, 1/15/14                     500           508

 FirstEnergy
 Series B, 6.45%, 11/15/11                             390           422

 Series C, 7.375%, 11/15/31                            850           948

 Monongahela Power, 5.00%, 10/1/06                     990           1,013

 Nevada Power, Series I, 144A, 6.50%, 4/15/12          305           307

 PG&E
 6.05%, 3/1/34                                         1,200         1,202

 VR, 2.30%, 4/3/06                                     415           415

 Pinnacle West Capital, 6.40%, 4/1/06                  490           513

 Progress Energy, 7.10%, 3/1/11                        1,425         1,602

 PSEG Energy Holdings, 8.625%, 2/15/08                 955           1,046

 PSEG Power, 8.625%, 4/15/31                           1,075         1,358

 Public Service of New Mexico, 4.40%, 9/15/08          490           496

 Puget Sound Energy, VR, 1.90%, 7/14/06                490           490

 Sempra Energy
 6.00%, 2/1/13                                         335           359

 VR, 2.21%, 5/21/08                                    470           470

 Southern California Edison, Series 2004, Class F
 4.65%, 4/1/15                                         700           684

 Texas-New Mexico Power, 6.125%, 6/1/08                250           262

 TXU Energy, 6.125%, 3/15/08                           755           809

 Virginia Electric & Power, Series B, 4.50%, 12/15/10  500           502

 Westar Energy, 9.75%, 5/1/07                          745           854

 XCEL Energy, 7.00%, 12/1/10                           490           556

                                                                     19,453

 Electronic Components  0.3%
 Motorola
 7.50%, 5/15/25                                        185           211

 8.00%, 11/1/11                                        185           221

                                                                     432

 Energy  1.7%
 El Paso Natural Gas, 7.625%, 8/1/10                   250           265

 Pioneer Natural Resource, 5.875%, 7/15/16             480           496

 Plains All American Pipeline, 7.75%, 10/15/12         790           916

 XTO Energy, 6.25%, 4/15/13                            290           315

 YPF Sociedad Anonima, 10.00%, 11/2/28                 625           706

                                                                     2,698

 Entertainment and Leisure  0.2%
 Royal Caribbean Cruises, 7.25%, 8/15/06               310           327

                                                                     327

 Exploration and Production  2.2%
 Canadian Natural Resources, 6.45%, 6/30/33            500           531

 Encana Corp
 4.60%, 8/15/09                                        1,175         1,202

 6.50%, 8/15/34                                        750           798

 Kaneb Pipe Line Operations
 5.875%, 6/1/13                                        700           707

 7.75%, 2/15/12                                        250           282

                                                                     3,520

 Finance and Credit  1.0%
 Colonial Bank, 9.375%, 6/1/11                         425           509

 FBOP Capital Trust II, 144A, 10.00%, 1/15/09          800           889

 IStar Financial, 4.875%, 1/15/09                      175           175

                                                                     1,573

 Food Processing  1.7%
 Bunge Limited Finance, 4.375%, 12/15/08               400           404

 Cargill, 144A, 6.125%, 4/19/34                        1,000         1,019

 Kraft Foods
 5.25%, 6/1/07                                         1,000         1,048

 5.625%, 11/1/11                                       275           291

                                                                     2,762

 Food/Tobacco  0.5%
 Philip Morris
 7.20%, 2/1/07                                         490           524

 7.75%, 1/15/27                                        200           211

                                                                     735

 Gaming  0.3%
 Harrahs Operating, 144A, 5.50%, 7/1/10                245           250

 MGM Mirage, 144A, 6.75%, 9/1/12                       250           255

                                                                     505

 Gas & Gas Transmission  3.7%
 Buckeye Partners, 6.75%, 8/15/33                      500           520

 Duke Capital
 6.25%, 2/15/13                                        780           831

 6.75%, 7/15/18 - 2/15/32                              845           894

 Kinder Morgan, 6.50%, 9/1/12                          875           953

 Panhandle Eastern Pipeline, 4.80%, 8/15/08            235           240

 Piedmont Natural Gas, Series E, 6.00%, 12/19/33       200           204

 Southwest Gas, 8.375%, 2/15/11                        225           268

 Valero Energy
 3.50%, 4/1/09                                         1,020         995

 4.75%, 4/1/14                                         1,000         973

                                                                     5,878

 Healthcare Services  0.4%
 Highmark, 144A, 6.80%, 8/15/13                        265           289

 Hospira, 4.95%, 6/15/09                               330           339

                                                                     628

 Insurance  2.9%
 Ace Capital Trust II, 9.70%, 4/1/30                   260           355

 Commerce Group, 5.95%, 12/9/13                        400           411

 Fund American Companies, 5.875%, 5/15/13              425           436

 Mangrove Bay Trust, 144A, VR, 6.102%, 7/15/33         400           407

 MIC Financing Trust I, 144A, 8.375%, 2/1/27           830           919

 Nationwide Mutual Insurance, 144A, 6.60%, 4/15/34     375           375

 NLV Financial, 144A, 7.50%, 8/15/33                   500           530

 Ohio National Financial Services, 144A, 6.35%, 4/1/13 225           239

 Principal Mutual Life Insurance, 144A, 8.00%, 3/1/44  200           215

 RLI Corporation, 5.95%, 1/15/14                       535           543

 Security Benefit Life Insurance, 144A, 7.45%, 10/1/33 200           217

                                                                     4,647

 Investment Dealers  0.6%
 Goldman Sachs Capital I, 6.345%, 2/15/34              1,000         1,002

                                                                     1,002

 Long Distance  2.9%
 AT&T Broadband, 8.375%, 3/15/13                       1,000         1,210

 Sprint Capital
 6.875%, 11/15/28                                      1,255         1,304

 7.625%, 1/30/11                                       1,860         2,141

                                                                     4,655

 Media and Communications  1.3%
 Belo
 7.125%, 6/1/07                                        110           120

 8.00%, 11/1/08                                        350           405

 Liberty Media, VR, 3.02%, 9/17/06                     660           668

 News America
 7.625%, 11/30/28                                      225           262

 6.75%, 1/9/38  (Tender 1/9/10)                        600           686

                                                                     2,141

 Metals and Mining  1.1%
 Massey Energy, 6.625%, 11/15/10                       800           828

 Placer Dome
 6.375%, 3/1/33                                        225           232

 6.45%, 10/15/35                                       400           417

 WMC Finance, 5.125%, 5/15/13                          250           252

                                                                     1,729

 Oil Field Services  0.6%
 Halliburton, 144A, VR, 2.41%, 1/26/07                 930           930

                                                                     930

 Paper and Paper Products  1.6%
 Abitibi Consolidated Company of Canada, 6.95%,        160           166
12/15/06
 Celulosa Arauco y Constitucion, 5.125%, 7/9/13        600           592

 SCA Coordination Center, 144A, 4.50%, 7/15/15         300           286

 Weyerhaeuser
 6.75%, 3/15/12                                        1,000         1,119

 7.375%, 3/15/32                                       400           457

                                                                     2,620

 Petroleum  2.6%
 Amerada Hess, 7.875%, 10/1/29                         1,000         1,139

 Devon Financing
 6.875%, 9/30/11                                       500           561

 7.875%, 9/30/31                                       1,135         1,368

 Kern River Funding, 144A, 4.893%, 4/30/18             355           354

 Pemex Finance, 8.02%, 5/15/07                         367           395

 Pemex Project Funding Master Trust, 144A, VR, 2.70%,  200           203
6/15/10
 PF Export Receivables Master Trust, 144A, 6.436%,     189           188
6/1/15
                                                                     4,208

 Railroads  1.6%
 Canadian National Railways, 6.25%, 8/1/34             1,355         1,419

 Norfolk Southern, 7.25%, 2/15/31                      1,000         1,152

                                                                     2,571

 Real Estate  3.1%
 Archstone Smith Trust, 5.625%, 8/15/14                245           254

 Arden Realty, 5.20%, 9/1/11                           1,000         985

 Avalonbay Communities, 5.375%, 4/15/14                1,000         1,013

 Camden Property Trust, 4.70%, 7/15/09                 195           198

 Developers Diversified Realty, 3.875%, 1/30/09        480           472

 ERP Operating, 4.75%, 6/15/09                         150           153

 Kimco Realty, 4.82%, 8/15/11                          1,000         990

 Reckson Operating Partnership, 5.15%, 1/15/11         300           300

 Rouse, 8.43%, 4/27/05                                 350           361

 Simon Property Group, 3.75%, 1/30/09                  200           196

                                                                     4,922

 Retail  0.1%
 J.C. Penney, 7.375%, 8/15/08                          150           165

                                                                     165

 Satellites  0.3%
 British Sky Broadcasting, 7.30%, 10/15/06             200           217

 EchoStar Communications, 5.75%, 10/1/08               250           251

                                                                     468

 Savings and Loan  0.9%
 Downey Financial, 6.50%, 7/1/14                       345           361

 Greenpoint Capital Trust I, 9.10%, 6/1/27             375           441

 Webster Capital Trust II, Series B, 10.00%, 4/1/27    550           675

                                                                     1,477

 Services  0.5%
 Oakmont Asset Trust, 144A, 4.514%, 12/22/08           335           338

 Waste Management
 5.00%, 3/15/14                                        200           199

 7.375%, 5/15/29                                       250           285

                                                                     822

 Specialty Retailers  0.3%
 Lowes, 6.50%, 3/15/29                                 275           302

 Office Depot, 6.25%, 8/15/13                          205           219

                                                                     521

 Supermarkets  0.6%
 Kroger, 8.05%, 2/1/10                                 800           938

                                                                     938

 Telecommunications  1.7%
 AT&T, STEP, 8.05%, 11/15/11                           780           852

 British Telecommunications, 8.375%, 12/15/10          625           751

 Telus, 7.50%, 6/1/07                                  960           1,054

                                                                     2,657

 Telephones  3.0%
 Deutsche Telekom International Finance
 STEP, 8.25%, 6/15/05                                  325           339

 STEP, 8.50%, 6/15/10                                  1,350         1,619

 France Telecom, STEP, 8.75%, 3/1/11                   1,225         1,461

 Telecom Italia Capital, Series B, 144A, 5.25%,        1,405         1,427
11/15/13
                                                                     4,846

 Wireless Communications  1.5%
 America Movil, 144A, 4.125%, 3/1/09                   540           527

 Rogers Cantel, 9.75%, 6/1/16                          1,000         1,145

 U.S. Cellular, 6.70%, 12/15/33                        295           292

 Vodafone Airtouch, 7.75%, 2/15/10                     400           470

                                                                     2,434

 Total Corporate Bonds and Notes (Cost  $116,505)                    120,266

 ASSET-BACKED SECURITIES  0.1%
 Auto-Backed  0.1%
 SSB Auto Loan Trust, Series 2002-1, Class C
 4.13%, 2/15/09                                        134           135

 Total Asset-Backed Securities (Cost  $134)                          135

 FOREIGN GOVERNMENT OBLIGATIONS & AGENCY
 OBLIGATIONS  5.1%
 National Republic of Bulgaria, 8.25%, 1/15/15         150           184

 Petroleos Mexicanos, STEP, 6.50%, 2/1/05              750           764

 Republic of Chile, 5.50%, 1/15/13                     200           210

 Republic of Poland, Zero Coupon, 4/12/06 (PLN)        4,000         969

 Republic of South Africa, 6.50%, 6/2/14               1,000         1,056

 Russian Federation, STEP, 5.00%, 3/31/30              500           479

 United Mexican States (Mexico)
 4.625%, 10/8/08                                       1,000         1,016

 7.50%, 4/8/33                                         500           528

 8.125%, 12/30/19                                      1,000         1,153

 9.875%, 2/1/10                                        600           746

 VR, 2.29%, 1/13/09                                    1,000         1,017

 Total Foreign Government Obligations & Agency
Obligations
 (Cost  $7,685)                                                      8,122

 COMMON STOCKS  2.8%
 Bank and Trust  1.5%
 AmSouth                                               7             169

 Bank of America                                       6             272

 BB&T                                                  5             200

 Citizens Banking                                      5             160

 Comerica                                              3             181

 J.P. Morgan Chase                                     6             218

 KeyCorp                                               6             173

 National City                                         5             170

 PNC Financial Services Group                          3             161

 Regions Financial                                     11            353

 U.S. Bancorp                                          7             199

 Washington Mutual                                     4             155

                                                                     2,411

 Building and Real Estate  0.5%
 CarrAmerica Realty, REIT                              5             167

 Equity Residential, REIT                              5             162

 Vornado Realty Trust, REIT                            4             220

 Weingarten Realty, REIT                               5             176

                                                                     725

 Electric Utilities  0.1%
 Duke Energy                                           5             111

 Teco Energy                                           5             66

                                                                     177

 Financial Services  0.1%
 Citigroup                                             4             186

                                                                     186

 Integrated Petroleum - International  0.5%
 BP ADR                                                6             322

 ChevronTexaco                                         3             293

 Royal Dutch Petroleum ADS                             4             203

                                                                     818

 Miscellaneous  0.0%
 Statoil ASA ADR                                       5             64

                                                                     64

 Miscellaneous Consumer Products  0.1%
 UST                                                   2             80

                                                                     80

 Total Common Stocks (Cost  $3,994)                                  4,461

 CONVERTIBLE PREFERRED STOCKS  0.1%
 Building and Real Estate  0.1%
 Reckson Associates Realty, REIT, Series A , 7.625%    6             159

                                                                     159

 Miscellaneous Materials  0.0%
 Williams Companies, 9.00%                             5             58

                                                                     58

 Total Convertible Preferred Stocks (Cost  $207)                     217

 PREFERRED STOCKS  0.2%
 Real Estate  0.2%
 Roslyn Real Estate Asset, 4.8125%                     0             296

 Total Preferred Stocks (Cost  $307)                                 296

 DOMESTIC BOND MUTUAL FUNDS  8.9%
 T. Rowe Price Institutional High Yield Fund, 7.46% #  1,313         14,204

 Total Domestic Bond Mutual Funds (Cost  $13,881)                    14,204

 MONEY MARKET FUNDS  3.1%
 T. Rowe Price Reserve Investment Fund, 1.51% #        5,038         5,038

 Total Money Market Funds (Cost  $5,038)                             5,038

 FORWARD CURRENCY EXCHANGE CONTRACTS  0.0%
 Unrealized Gain (Loss) on Forward Currency Exchange
Contracts
 (2)
                                                                     (7)

 Total Forward Currency Exchange Contracts                           (7)

 Total Investments in Securities
 95.2% of Net Assets (Cost $147,751)                   $             152,732

 (2) Open Forward Currency Exchange
Contracts at August 31, 2004 were as
follows:
 Amounts in (000s)
                                                                 Unrealized
 Counterparty Settlement            Receive     Deliver          Gain (Loss)

 Morgan Stanley 10/27/04             USD        EUR   415          $  (1)

 Morgan Stanley 10/27/04             USD        EUR   415             (6)

 Net unrealized gain (loss) on open
 forward currency exchange contracts                               $  (7)


 (1)  Denominated in U.S. dollars unless otherwise noted
 #    Seven-day yield
 144A Security was purchased pursuant to Rule 144A under the
      Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $14,717 and represents 9.2% of net assets
 ADR  American Depository Receipts
 ADS  American Depository Shares
 CAD  Canadian dollar
 EUR  Euro
 PLN  Polish zloty
 REIT Real Estate Investment Trust
 STEP Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
 VR   Variable Rate


The accompanying notes are an integral part of this Portfolio of Investments.



T. Rowe Price Corporate Income Fund
(Unaudited)
August 31, 2004
NOTES TO PORTFOLIO OF INVESTMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Corporate Income Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide high income and some capital growth.

Valuation The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions Investment transactions are accounted for on the trade date. Unrealized gains and losses on forward currency exchange contracts are included in investments in securities.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Noninvestment-Grade Debt Securities The fund may invest, directly or through its investment in the T. Rowe Price Institutional High Yield Fund, in noninvestment-grade debt securities, commonly referred to as "high-yield" or "junk" bonds. A real or perceived economic downturn or higher interest rates could adversely affect the liquidity or value, or both, of such securities because such events could lessen the ability of issuers to make principal and interest payments.

Forward Currency Exchange Contracts The fund may invest in forward currency exchange contracts under which it is obligated to exchange currencies at specified future dates and exchange rates. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from movements in currency values.


NOTE 3 - FEDERAL INCOME TAXES
At August 31, 2004, the cost of investments for federal income tax purposes was $147,751,000. Net unrealized gain aggregated $4,981,000 at period-end, of which $5,398,000 related to appreciated investments and $417,000 related to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public.

The fund may invest in the T. Rowe Price Institutional High Yield Fund, Inc. (High Yield Fund), an open-end management investment company managed by Price Associates, as a means of gaining efficient and cost-effective exposure to the high-yield bond markets.

Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Corporate Income Fund, Inc.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     October 22, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     October 22, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     October 22, 2004